As filed with the Securities and Exchange Commission on February 2, 2004

Registration No. 333-108287

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.	☒ Post-Effective Amendment No. 2

(Check appropriate box or boxes)

Exact name of Registrant as Specified in Charter:

Ivy Funds
6300 Lamar Avenue
Shawnee Mission, Kansas 66202

Registrant’s Telephone Number: (913) 236-2000

Name and Address of Agent for Service:
Kristen A. Richards
6300 Lamar Avenue
Shawnee Mission, Kansas 66202

Copies to:

Kathleen L. Prudhomme Dorsey & Whitney LLP 50 South Sixth Street, Suite 1500 Minneapolis, MN 55402	Robert R. Leveille Bell, Boyd & Lloyd LLC Three First National Plaza, Suite 3300 Chicago, IL 60602

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

This Post-Effective Amendment consists of the following:

          (1) Facing Sheet of the Registration Statement.

          (2) Item 16 to Part C of the Registration Statement and signature page.

          (3) Exhibit 12, Exhibit 14(a) and Exhibit 14(b) to the Registration Statement.

          This Post-Effective Amendment is being filed solely to file the final tax opinions as Exhibit 12 to this Registration Statement on Form N-14.

PART C

OTHER INFORMATION

Item 16. Exhibits.

(1)(a)	Amended and Restated Declaration of Trust dated December 10, 1992, filed with Post-Effective Amendment No. 102 and incorporated by reference herein

(1)(b)	Redesignation of Shares of Beneficial Interest and Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest (No Par Value) filed with Post-Effective Amendment No. 102 and incorporated by reference herein

(1)(c)	Amendment to Amended and Restated Declaration of Trust, filed with Post-Effective Amendment No. 102 and incorporated by reference herein

(1)(d)	Amendment to Amended and Restated Declaration of Trust, filed with Post-Effective Amendment No. 102 and incorporated by reference herein

(1)(e)	Establishment and Designation of Additional Series (Ivy Emerging Growth Fund), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

(1)(f)	Redesignation of Shares (Ivy Growth with Income Fund—Class A) and Establishment and Designation of Additional Class (Ivy Growth with Income Fund—Class C), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

(1)(g)	Redesignation of Shares (Ivy Emerging Growth Fund—Class A, Ivy Growth Fund—Class A and Ivy International Fund—Class A), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

(1)(h)	Establishment and Designation of Additional Series (Ivy China Region Fund), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

(1)(i)	Establishment and Designation of Additional Class (Ivy China Region Fund—Class B, Ivy Emerging Growth Fund—Class B, Ivy Growth Fund—Class B, Ivy Growth with Income Fund—Class B and Ivy International Fund—Class B), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

(1)(j)	Establishment and Designation of Additional Class (Ivy International Fund—Class I), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

(1)(k)	Establishment and Designation of Series and Classes (Ivy Latin American Strategy Fund—Class A and Class B, Ivy New Century Fund—Class A and Class B), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

(1)(l)	Establishment and Designation of Series and Classes (Ivy International Bond Fund—Class A and Class B), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

(1)(m)	Establishment and Designation of Series and Classes (Ivy Bond Fund, Ivy Canada Fund, Ivy Global Fund, Ivy Short-Term US Government Securities Fund (now known as Ivy Short-Term Bond Fund) — Class A and Class B), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

(1)(n)	Redesignation of Ivy Short-Term U.S. Government Securities Fund as Ivy Short-Term Bond Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein

(1)(o)	Redesignation of Shares (Ivy Money Market Fund—Class A and Ivy Money Market Fund—Class B), filed with Post-Effective Amendment No. 84 and incorporated by reference herein

(1)(p)	Form of Establishment and Designation of Additional Class (Ivy Bond Fund—Class C; Ivy Canada Fund—Class C; Ivy China Region Fund—Class C; Ivy Emerging Growth Fund—Class C; Ivy Global Fund—Class C; Ivy Growth Fund—Class C; Ivy Growth with Income Fund—Class C; Ivy International Fund—Class C; Ivy Latin America Strategy Fund—Class C; Ivy International Bond Fund—Class C; Ivy Money Market Fund— Class C; Ivy New Century Fund—Class C), filed with Post-Effective Amendment No. 84 and incorporated by reference herein

(1)(q)	Establishment and Designation of Series and Classes (Ivy Global Science & Technology Fund—Class A, Class B, Class C and Class I), filed with Post-Effective Amendment No. 86 and incorporated by reference herein

(1)(r)	Establishment and designation of Series and Classes (Ivy Global Natural Resources Fund—Class A, Class B and Class C; Ivy Asia Pacific Fund—Class A, Class B and Class C; Ivy International Small Companies Fund—Class A, Class B, Class C and Class I), filed with Post-Effective Amendment No. 89 and incorporated by reference herein

(1)(s)	Establishment and designation of Series and Classes (Ivy Pan-Europe Fund—Class A, Class B and Class C), filed with Post-Effective Amendment No. 92 and incorporated by reference herein

(1)(t)	Establishment and designation of Series and Classes (Ivy International Fund II—Class A, Class B, Class C and Class I), filed with Post-Effective Amendment No. 94 and incorporated by reference herein

(1)(u)	Form of Establishment and Designation of Additional Class (Ivy Asia Pacific Fund—Advisor Class; Ivy Bond Fund—Advisor Class; Ivy Canada Fund—Advisor Class; Ivy China Region Fund—Advisor Class; Ivy Emerging Growth Fund—Advisor Class; Ivy Global Fund—Advisor Class; Ivy Global Natural Resources Fund—Advisor Class; Ivy Global Science & Technology Fund—Advisor Class; Ivy Growth Fund—Advisor Class; Ivy Growth with Income Fund—Advisor Class; Ivy International Bond Fund—Advisor Class; Ivy International Fund II—Advisor Class; Ivy International Small Companies Fund—Advisor Class; Ivy Latin America Strategy Fund—Advisor Class; Ivy New Century Fund—Advisor Class; Ivy Pan-Europe Fund—Advisor Class), filed with Post-Effective Amendment No. 96 and incorporated by reference herein

(1)(v)	Redesignations of Series and Classes (Ivy Emerging Growth Fund redesignated as Ivy US Emerging Growth Fund; Ivy New Century Fund redesignated as Ivy Developing Nations Fund; and, Ivy Latin America Strategy Fund redesignated as Ivy South America Fund), filed with Post-Effective Amendment No. 97 and incorporated by reference herein

(1)(w)	Redesignation of Series and Classes and Establishment and Designation of Additional Class (Ivy International Bond Fund redesignated as Ivy High Yield Fund; Class I shares of Ivy High Yield Fund established), filed with Post-Effective Amendment No. 98 and incorporated by reference herein

(1)(x)	Establishment and designation of Series and Classes (Ivy US Blue Chip Fund—Class A, Class B, Class C, Class I and Advisor Class), filed with Post-Effective Amendment No. 101 and incorporated by reference herein

(1)(y)	Redesignation of Series and Classes (Ivy High Yield Fund redesignated as Ivy International Strategic Bond Fund) filed with Post-Effective Amendment No. 110 and incorporated by reference herein

(1)(z)	Establishment and designation of Series and Classes (Ivy European Opportunities Fund — Class A, Class B, Class C, Class I and Advisor Class) filed with Post-Effective Amendment No. 110 and incorporated by reference herein

(1)(aa)	Establishment and designation of Series and Classes (Ivy Cundill Value Fund — Class A, Class B, Class C, Class I and Advisor Class) filed with Post-Effective Amendment No. 113 and incorporated by reference herein

(1)(bb)	Establishment and designation of Series and Classes Ivy Next Wave Internet Fund — Class A, Class B, Class C, Class I and Advisor Class) filed with Post-Effective Amendment No. 113 and incorporated by reference herein

(1)(cc)	Establishment and Designation of Additional Class (Ivy International Fund—Advisor Class), filed with Post-Effective Amendment No. 119 and incorporated by reference herein

(1)(dd)	Redesignation of Series of Shares of Beneficial Interest and Redesignation of Classes of Shares of Beneficial Interest (Ivy Next Wave Internet Fund redesignated as Ivy International Growth Fund) filed with Post-Effective Amendment No. 118 and incorporated by reference herein

(1)(ee)	Redesignation of Series of Shares of Beneficial Interest and Redesignation of Classes of Shares of Beneficial Interest (Ivy Developing Nations Fund redesignated as Ivy Developing Markets Fund) filed with Post-Effective Amendment No. 119 and incorporated by reference herein

(1)(ff)	Redesignation of Series of Shares of Beneficial Interest and Redesignation of Classes of Shares of Beneficial Interest (Ivy China Region Fund redesignated as Ivy Pacific Opportunities Fund) filed with Post-Effective Amendment No. 119 and incorporated by reference herein

(1)(gg)	Redesignation of Series of Shares of Beneficial Interest and Redesignation of Classes of Shares of Beneficial Interest (Ivy International Fund II redesignated as Ivy International Value Fund) filed with Post-Effective Amendment No. 119 and incorporated by reference herein

(1)(hh)	Abolition of Series of Shares of Beneficial Interest (Ivy Growth With Income Fund, Ivy Pan-Europe Fund, Ivy South America Fund) filed with Post-Effective Amendment No. 119 and incorporated by reference herein

(1)(ii)	Redesignation of Series of Shares of Beneficial Interest and Redesignation of Classes of Shares of Beneficial Interest (Ivy Cundill Value Fund redesignated as Ivy Cundill Global Value Fund) filed with Post-Effective Amendment No. 120 and incorporated by reference herein

(1)(jj)	Establishment and Designation of Additional Class (Ivy Cundill Global Value Fund—Class Y; Ivy European Opportunities Fund—Class Y; Ivy Global Natural Resources Fund—Class Y; Ivy International Fund—Class Y; Ivy International Value Fund—Class Y; Ivy Pacific Opportunities Fund—Class Y) filed with Post-Effective Amendment No. 124 and incorporated by reference herein

(1)(kk)	Establishment and Designation of Series and Classes (Ivy Dividend Income Fund—Class A, Class B, Class C and Class Y) filed with Post-Effective Amendment No. 125 and incorporated by reference herein

(1)(ll)	Abolition of Series of Shares (Ivy International Growth Fund)(3)

(1)(mm)	Amendment to Amended and Restated Declaration of Trust(3)

(1)(nn)	Redesignation of Series of Shares of Beneficial Interest and Redesignation of Classes of Shares of Beneficial Interest (Ivy Money Market Fund redesignated as Ivy Cash Reserves Fund)(3)

(1)(oo)	Abolition of Series of Shares (Ivy Bond Fund, Ivy Developing Markets Fund, Ivy Global Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy International Small Companies Fund, Ivy US Blue Chip Fund, Ivy US Emerging Growth Fund)(3)

(1)(pp)	Establishment and Designation of Additional Series of Shares (Ivy Balanced Fund, Ivy Bond Fund, Ivy International Balanced Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund, Ivy Value Fund)(3)

(1)(qq)	Amendment to Amended and Restated Declaration of Trust(3)

(2)(a)	By-Laws, as amended, filed with Post-Effective Amendment No. 102 and incorporated by reference herein

(2)(b)	Amendment to the By-Laws, dated April 23, 2001, filed with Post-Effective Amendment No. 120 and incorporated by reference herein

(2)(c)	Amendment to the By-Laws, dated December 17, 2002, filed with Post-Effective Amendment No. 122 and incorporated by reference herein

(2)(d)	Amendment to the By-laws, dated September 3, 2003, filed with Post-Effective Amendment No. 127 and incorporated by reference herein

(3)	[Not applicable.]

(4)	Form of Agreement and Plan of Reorganization between an Advantus Fund and Registrant (Included as Appendix B to the Prospectus/Proxy Statement comprising Part A of this Registration Statement.)

(5)(a)	Specimen Securities for Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Money Market Fund, filed with Post-Effective Amendment No. 49 and incorporated by reference herein

(5)(b)	Specimen Security for Ivy Emerging Growth Fund, filed with Post-Effective Amendment No. 70 and incorporated by reference herein

(5)(c)	Specimen Security for Ivy China Region Fund, filed with Post-Effective Amendment No. 74 and incorporated by reference herein

(5)(d)	Specimen Security for Ivy Latin American Strategy Fund, filed with Post-Effective Amendment No. 75 and incorporated by reference herein

(5)(e)	Specimen Security for Ivy New Century Fund, filed with Post-Effective Amendment No. 75 and incorporated by reference herein

(5)(f)	Specimen Security for Ivy International Bond Fund, filed with Post-Effective Amendment No. 76 and incorporated by reference herein

(5)(g)	Specimen Securities for Ivy Bond Fund, Ivy Canada Fund, Ivy Global Fund, and Ivy Short-Term U.S. Government Securities Fund, filed with Post-Effective Amendment No. 77 and incorporated by reference herein

(6)(a)	Investment Advisory Agreement between Ivy Funds and Mackenzie Financial Corporation, filed as Exhibit (d)(12) to Post-Effective Amendment No. 102 and incorporated by reference herein

(6)(b)	Form of Supplement to Master Business Management and Investment Advisory Agreement between Ivy Funds and Ivy Management, Inc. (Ivy Pan-Europe Fund), filed as Exhibit (d)(17) to Post-Effective Amendment No. 94 and incorporated by reference herein

(6)(c)	Addendum to Master Business Management and Investment Advisory Agreement between Ivy Funds and Ivy Management, Inc. (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund), filed as Exhibit (d)(19) to Post-Effective Amendment No. 98 and incorporated by reference herein

(6)(d)	Supplement to Master Business Management Agreement between Ivy Funds and Ivy Management, Inc. (Ivy Global Natural Resources Fund), filed as Exhibit (d)(37) to Post-Effective Amendment No. 121 and incorporated by reference herein

(6)(e)	Investment Advisory Agreement between Ivy Funds and Mackenzie Financial Corp. (Ivy Global Natural Resources Fund), filed as Exhibit (d)(38) to Post-Effective Amendment No. 121 and incorporated by reference herein

(6)(f)	Master Business Management and Investment Advisory Agreement between Ivy Funds and Waddell & Reed Ivy Investment Company filed with Post-Effective Amendment No. 122 and incorporated by reference herein

(6)(g)	Master Business Management Agreement between Ivy Funds and Waddell & Reed Ivy Investment Company (Ivy Global Natural Resources Fund), filed with Post-Effective Amendment No. 122 and incorporated by reference herein

(6)(h)	Expense Limitation Agreement between Ivy Funds and Waddell & Reed Ivy Investment Company, filed with Post-Effective Amendment No. 122 and incorporated by reference herein

(6)(i)	Subadvisory Agreement between Waddell & Reed Ivy Investment Company and Henderson Investment Management Limited (Ivy European Opportunities Fund and Ivy International Small Companies Fund), filed with Post-Effective Amendment No. 122 and incorporated by reference herein

(6)(j)	Subadvisory Agreement between Waddell & Reed Ivy Investment Company and Peter Cundill & Associates, Inc. (Ivy Cundill Global Value Fund), filed with Post-Effective Amendment No. 122 and incorporated by reference herein

(6)(k)	Investment Management Agreement between Ivy Funds and Waddell & Reed Ivy Investment Company (Ivy Dividend Income Fund), filed with Post-Effective Amendment No. 123 and incorporated by reference herein

(6)(l)	Investment Management Agreement between Ivy Funds and Waddell & Reed Ivy Investment Company (Ivy Balanced Fund, Ivy Bond Fund, Ivy International Balanced Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund and Ivy Value Fund), filed with Post-Effective Amendment No. 126 and incorporated by reference herein

(6)(m)	Subadvisory Agreement between Waddell & Reed Ivy Investment Company and Advantus Capital Management, Inc. (Ivy Bond Fund, Ivy Mortgage Securities Fund and Ivy Real Estate Securities Fund), filed with Post-Effective Amendment No. 127 and incorporated by reference herein

(6)(n)	Subadvisory Agreement between Waddell & Reed Ivy Investment Company and State Street Research and Management Company, Inc. (Ivy Small Cap Value Fund), filed with Post-Effective Amendment No. 127 and incorporated by reference herein

(6)(o)	Subadvisory Agreement between Waddell & Reed Ivy Investment Company and Templeton Investment Counsel, Inc. (Ivy International Balanced Fund), filed with Post-Effective Amendment No. 127 and incorporated by reference herein

(6)(p)	Expense Reimbursement Agreement between Ivy Fund and Waddell & Reed Ivy Investment Company (Ivy Bond Fund), filed with Post-Effective Amendment No. 127 and incorporated by reference herein

(6)(q)	Expense Reimbursement Agreement between Ivy Fund and Waddell & Reed Ivy Investment Company (Ivy Mortgage Securities Fund), filed with Post-Effective Amendment No. 127 and incorporated by reference herein

(7)(a)	Amended and Restated Distribution Agreement filed as Exhibit (e)(20) to Post-Effective Amendment No. 120 and incorporated by reference herein

(7)(b)	Underwriting Agreement between Ivy Funds and Ivy Funds Distributor, Inc. (Ivy Dividend Income Fund), filed with Post-Effective Amendment No. 123 and incorporated by reference herein

(7)(c)	Distribution Agreement between Ivy Funds and Ivy Funds Distributor, Inc., dated September 3, 2003, filed with Post-Effective Amendment No. 127 and incorporated by reference herein

(8)	Not applicable.

(9)(a)	Custodian Agreement between Ivy Funds and UMB Bank, N.A., filed with Post-Effective Amendment No. 122 and incorporated by reference herein

(9)(b)	Foreign Custody Manager Delegation Agreement between Ivy Funds and Citibank, N.A., filed with Post-Effective Amendment No. 122 and incorporated by reference herein

(9)(c)	Revised Appendix B to Custodian Agreement between Ivy Funds and UMB Bank, n.a. (Ivy Dividend Income Fund), filed with Post-Effective Amendment No. 123 and incorporated by reference herein

(10)(a)	Form of Rule 12b-1 Related Agreement, filed as Exhibit (m)(4) to Post-Effective Amendment No. 102 and incorporated by reference herein

(10)(b)	Supplement to Master Amended and Restated Distribution Plan for Ivy Funds Class A Shares, filed as Exhibit (m)(5) to Post-Effective Amendment No. 102 and incorporated by reference herein

(10)(c)	Supplement to Distribution Plan for Ivy Funds Class B Shares, filed as Exhibit (m)(6) to Post-Effective Amendment No. 103 and incorporated by reference herein

(10)(d)	Supplement to Master Amended and Restated Distribution Plan for Ivy Funds Class A Shares, filed as Exhibit (m)(7) to Post-Effective Amendment No. 103 and incorporated by reference herein

(10)(e)	Supplement to Distribution Plan for Ivy Funds Class B Shares, filed as Exhibit (m)(8) to Post-Effective Amendment No. 103 and incorporated by reference herein

(10)(f)	Supplement to Master Amended and Restated Distribution Plan for Ivy Funds Class A Shares, filed as Exhibit (m)(9) to Post-Effective Amendment No. 103 and incorporated by reference herein

(10)(g)	Supplement to Distribution Plan for Ivy Funds Class B Shares, filed as Exhibit (m)(10) to Post-Effective Amendment No. 103 and incorporated by reference herein

(10)(h)	Amended and Restated Distribution Plan for Ivy Funds Class A Shares, filed with Post-Effective Amendment No. 122 and incorporated by reference herein

(10)(i)	Amended and Restated Distribution Plan for Ivy Funds Class B Shares, filed with Post-Effective Amendment No. 122 and incorporated by reference herein

(10)(j)	Amended and Restated Distribution Plan for Ivy Funds Class C Shares, filed with Post-Effective Amendment No. 122 and incorporated by reference herein

(10)(k)	Distribution and Service Plan for Ivy Dividend Income Fund Class A Shares, filed with Post-Effective Amendment No. 123 and incorporated by reference herein

(10)(l)	Distribution and Service Plan for Ivy Dividend Income Fund Class B Shares, filed with Post-Effective Amendment No. 123 and incorporated by reference herein

(10)(m)	Distribution and Service Plan for Ivy Dividend Income Fund Class C Shares, filed with Post-Effective Amendment No. 123 and incorporated by reference herein

(10)(n)	Distribution and Service Plan for Ivy Dividend Income Fund Class Y Shares, filed with Post-Effective Amendment No. 123 and incorporated by reference herein

(10)(o)	Distribution and Service Plan for Class Y Shares, filed with Post-Effective Amendment No. 124 and incorporated by reference herein

(11)	Opinion and consent of Kirkpatrick & Lockhart LLP with respect to the legality of the securities being registered.(1)

(12)	Opinion and consent of Dorsey & Whitney LLP with respect to tax matters.(4)

(13)(a)	Transfer Agency and Shareholder Services Agreement between Ivy Funds and Ivy Management, Inc., filed as Exhibit (h)(10) to Post-Effective Amendment No. 102 and incorporated by reference herein

(13)(b)	Transfer Agency Services Agreement between PFPC Inc. and Ivy Funds, filed as Exhibit (h)(63) to Post-Effective Amendment No. 121 and incorporated by reference herein

(13)(c)	Master Administrative Services Agreement between Ivy Funds and Waddell & Reed Ivy Investment Company, filed with Post-Effective Amendment No. 122 and incorporated by reference herein

(13)(d)	Assignment of Master Administrative Services Agreement to Waddell & Reed Services Company, filed with Post-Effective Amendment No. 122 and incorporated by reference herein

(13)(e)	Master Fund Accounting Services Agreement between Ivy Funds and Waddell & Reed Ivy Investment Company filed with Post-Effective Amendment No. 122 and incorporated by reference herein

(13)(f)	Assignment of Master Fund Accounting Services Agreement to Waddell & Reed Services Company, filed with Post-Effective Amendment No. 122 and incorporated by reference herein

(13)(g)	Administrative Services Agreement Supplement, dated April 9, 2003, filed with Post-Effective Amendment No. 123 and incorporated by reference herein

(13)(h)	Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company (Ivy Dividend Income Fund), filed with Post-Effective Amendment No. 123 and incorporated by reference herein

(13)(i)	Accounting Services Agreement between Ivy Funds and Waddell & Reed Services Company (Ivy Dividend Income Fund), filed with Post-Effective Amendment No. 123 and incorporated by reference herein

(13)(j)	Accounting Services Agreement between Ivy Funds and Waddell & Reed Services Company, dated September 3, 2003, filed as Exhibit (m)(16) with Post-Effective Amendment No. 127 and incorporated by reference herein

(13)(k)	Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, dated September 3, 2003, filed as Exhibit (m)(17) with Post-Effective Amendment No. 127 and incorporated by reference herein

(14)(a)	Consent of Deloitte & Touche LLP with respect to financial statements of the Ivy Funds, Inc.(4)

(14)(b)	Consent of KPMG LLP with respect to financial statements of the Advantus Funds.(4)

(15)	Not applicable.

(16)	Powers of attorney.(1)

(17)(a)	Form of proxy card.(1)

(17)(b)	Form of buck slip.(2)

(17)(c)	Ivy Funds and Ivy Funds, Inc. Prospectus dated July 1, 2003.(1)

(17)(d)	Ivy Funds and Ivy Funds, Inc. Prospectus Supplement dated July 7, 2003.(1)

(17)(e)	Ivy Funds and Ivy Funds, Inc. Prospectus Supplement dated July 15, 2003.(1)

(17)(f)	Ivy Funds and Ivy Funds, Inc. Prospectus Supplement dated July 25, 2003.(1)

(17)(g)	Ivy Funds and Ivy Funds, Inc. Prospectus Supplement dated August 4, 2003.(1)

(17)(h)	Ivy Funds, Inc. Statement of Additional Information dated July 1, 2003.(1)

(17)(i)	Ivy Funds, Inc. Statement of Additional Information Supplement dated July 15, 2003.(3)

(17)(j)	Ivy Funds, Inc. Statement of Additional Information Supplement dated October 8, 2003.(3)

(17)(k)	Ivy Funds Prospectus for the Ivy Balanced Fund, Ivy Bond Fund, Ivy International Balanced Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund, and Ivy Value Fund (Included as Appendix D to the Prospectus/Proxy Statement comprising Part A of this Registration Statement).

(17)(l)	Ivy Funds Statement of Additional Information for the Ivy Balanced Fund, Ivy Bond Fund, Ivy International Balanced Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund, and Ivy Value Fund.(2)

(17)(m)	Advantus Fixed Income and Blended Funds Prospectus dated January 31, 2003.(1)

(17)(n)	Advantus Fixed Income and Blended Funds Statement of Additional Information dated January 31, 2003.(1)

(17)(o)	Advantus Equity Funds Prospectus dated November 29, 2002.(1)

(17)(p)	Advantus Equity Funds Prospectus Supplement dated February 3, 2003.(1)

(17)(q)	Advantus Fixed Income and Blended Funds and Advantus Equity Funds Prospectus Supplement dated April 24, 2003.(1)

(17)(r)	Advantus Fixed Income and Blended Funds and Advantus Equity Funds Prospectus Supplement dated June 18, 2003.(1)

(17)(s)	Advantus Fixed Income and Blended Funds and Advantus Equity Funds Prospectus Supplement dated August 8, 2003.(1)

(17)(t)	Advantus Fixed Income and Blended Funds and Advantus Equity Funds Prospectus Supplement dated August 20, 2003.(1)

(17)(u)	Advantus Fixed Income and Blended Funds and Advantus Equity Funds Prospectus Supplement dated September 15, 2003.(3)

(17)(v)	Advantus Equity Funds Statement of Additional Information dated November 29, 2003.(1)

(17)(w)	Advantus Equity Funds SAI Supplement dated May 1, 2003.(1)

(17)(x)	Ivy Funds, Inc. Annual Report dated March 31, 2003.(1)

(17)(y)	Advantus Fixed Income and Blended Funds Annual Report for the fiscal year ended September 30, 2002.(1)

(17)(z)	Advantus Fixed Income and Blended Funds Semi-Annual Report for the period ended March 31, 2003.(1)

(17)(aa)	Advantus Equity Funds Annual Report for the fiscal year ended July 31, 2003.(3)

(1)	Filed as an exhibit to the Registrant’s registration statement on Form N-14 filed with the Commission on August 28, 2003.

(2)	Filed as an exhibit to pre-effective amendment number 2 to the Registrant’s registration statement on Form N-14 filed with the Commission on October 14, 2003.

(3)	Filed as an exhibit to post-effective amendment number 1 to the Registrant’s registration statement on Form N-14 filed with the Commission on October 20, 2003.

(4)	Filed herewith.

SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Shawnee Mission, and the state of Kansas on the 2nd day of February, 2004.

Ivy Funds

By /s/ Henry J. Herrmann Name: Henry J. Herrmann Title: President

     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title

/s/ Keith A. Tucker* Keith A. Tucker	Chairman of the Board	February 2, 2004

/s/ Henry J. Herrmann Henry J. Herrmann	President and Trustee	February 2, 2004

/s/ Theodore W. Howard Theodore W. Howard	Vice President, Treasurer, Principal Financial Officer and Principal Accounting Officer	February 2, 2004

/s/ Jarold W. Boettcher* Jarold W. Boettcher	Trustee	February 2, 2004

/s/ James D. Gressett* James D. Gressett	Trustee	February 2, 2004

/s/ Joseph Harroz, Jr.* Joseph Harroz Jr.	Trustee	February 2, 2004

/s / Glendon E. Johnson* Glendon E. Johnson	Trustee	February 2, 2004

/s/ Eleanor B. Schwartz* Eleanor B. Schwartz	Trustee	February 2, 2004

Signatures	Title

/s/ Michael G. Smith* Michael G. Smith	Trustee	February 2, 2004

/s/ Edward M. Tighe* Edward M. Tighe	Trustee	February 2, 2004

*By /s/ Kristen A. Richards Kristen A. Richards Attorney-in-Fact

ATTEST:

/s/ Daniel C. Schulte Daniel C. Schulte Assistant Secretary

*	Pursuant to powers of attorney filed as Exhibit 16 to the Registrant’s registration statement on Form N-14 filed with the Commission on August 28, 2003.